Derivative financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Derivative financial assets and liabilities
The following table summarizes the fair value of the FCA Group's derivative financial assets and liabilities:

	At December 31,
	2020		2019
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€—	€—	€—	€—
Total Fair value hedges	—	—	—	—
Cash flow hedges:
Currency risks - forward contracts, currency swaps and currency options	149	(139)	34	(81)
Interest rate risk - interest rate swaps	—	(228)	—	(180)
Interest rate and currency risk - combined interest rate and currency swaps	138	(26)	—	—
Commodity price risk – commodity swaps and commodity options	97	(9)	21	(6)
Total Cash flow hedges	384	(402)	55	(267)
Net investment hedges:
Currency risks - forward contracts, currency swaps and currency options	—	—	—	—
Total Net investment hedges	—	—	—	—
Derivatives for trading	245	(231)	43	(51)
Total Fair value of derivative financial assets/(liabilities)	€629	€(633)	€98	€(318)
Financial derivative assets/(liabilities) - current	€501	€(353)	€93	€(194)
Financial derivative assets/(liabilities) - non-current	€128	€(280)	€5	€(124)
The following table summarizes the outstanding notional amounts of the FCA Group's derivative financial instruments by due date:

	At December 31,
	2020				2019
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€15,151	€317	€—	€15,468	€11,259	€30	€—	€11,289
Interest rate risk management	701	889	1,956	3,546	1,105	1,700	—	2,805
Interest rate and currency risk management	6	16	978	1,000	9	22	—	31
Commodity price risk management	1,133	86	—	1,219	523	27	—	550
Other derivative financial instruments	14	—	—	14	—	14	—	14
Total Notional amount	€17,005	€1,308	€2,934	€21,247	€12,896	€1,793	€—	€14,689
Fair value hedges
The gains and losses arising from the valuation of outstanding interest rate derivatives (for managing interest rate risk) and currency derivatives (for managing currency risk) were recognized in accordance with fair value hedge accounting and the gains and losses arising from the respective hedged items are summarized as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Currency risk
Net gains/(losses) on qualifying hedges	€—	€—	€—
Fair value changes in hedged items	—	—	—
Interest rate risk
Net (losses) on qualifying hedges	—	—	(2)
Fair value changes in hedged items	—	—	2
Net gains/(losses)	€—	€—	€—
At December 31, 2020, there were no outstanding fair value hedges.
Cash flow hedges
Amounts recognized in the Consolidated Income Statement mainly related to currency risk management and, to a lesser extent, hedges regarding commodity price risk management and cash flows that were exposed to interest rate risk.
The FCA Group's policy for managing currency risk normally required hedging of projected future flows from trading activities which will occur within the following twelve months and from orders acquired (or contracts in progress), regardless of their due dates. The hedging effect arising from this was recorded in the Cash flow hedge reserve within Other comprehensive (loss)/income and would be subsequently recognized in the Consolidated Income Statement, primarily during the following year.
Derivatives relating to interest rate and currency risk management were treated as cash flow hedges and were entered into for the purpose of hedging notes issued in foreign currencies. The amount recorded in Other comprehensive income and within the Cash flow hedge reserve was recognized in the Consolidated Income Statement according to the timing of the cash flows of the underlying notes.
In 2017, the FCA Group entered in interest rate swaps in order to hedge against the increase in interest rates in relation to future debt issuances. In 2019 and in 2018, the maturity dates for a portion of these interest rate swaps were extended. In 2020, the FCA Group issued bonds denominated in Euro, with part of the funding swapped to U.S. dollar with combined interest rate and currency swaps. Both interest rate swaps and combined interest rate and currency swaps were designated as a cash flow hedge. For the year ended December 31, 2020 losses of €178 million (for the year ended December 31, 2019 losses of €167 million and for the year ended December 31, 2018 gains of €31 million) relating to such derivatives were recognized in the Cash flow hedge reserve within Other comprehensive (loss)/income. For the year ended December 31, 2020 net losses of €20 million related to ineffectiveness were recognized in the Consolidated Income Statement (net losses of €17 million for the year ended December 31, 2019, net gains of €5 million for the year ended December 31, 2018).
The FCA Group reclassified gains/(losses) arising on Cash flow hedges, net of the tax effect, from Other comprehensive income and Inventories to the Consolidated Income Statement as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Currency risk
Increase/(decrease) in Net revenues	€28	€(27)	€100
Decrease/(increase) in Cost of revenues	135	(29)	(17)
Net financial income/(expenses)	98	4	2
Result from investments	21	1	24
Interest rate risk
Result from investments	2	(2)	1
Net financial expenses	(11)	—	—
Commodity price risk
(Increase)/decrease in Cost of revenues	(86)	7	29
Ineffectiveness and discontinued hedges	(21)	(33)	(5)
Tax expense/(benefit)	1	(3)	(36)
Items relating to discontinued operations, net of tax	—	2	9
Total recognized in the Consolidated Income Statement	€167	€(80)	€107
Net investment hedges
In order to manage the FCA Group's foreign currency risk related to its investments in foreign operations, it historically entered into net investment hedges, in particular foreign currency swaps and forward contracts.
For the year ended December 31, 2020, there were no net investment hedges.
For the year ended December 31, 2019, net loss of €50 million related to net investment hedges were recognized in Currency translation differences within Other comprehensive (loss)/income. At December 31, 2019, there were no outstanding net investment hedges.
For the year ended December 31, 2018, net gains of €17 million related to net investment hedges were recognized in Currency translation differences within Other comprehensive (loss)/income.
There was no ineffectiveness for the years ended December 31, 2019 and 2018.
Derivatives for trading
At December 31, 2020, 2019 and 2018, Derivatives for trading primarily consisted of derivative contracts entered into for hedging purposes which did not qualify for hedge accounting and one embedded derivative in a bond issuance in which the yield was determined as a function of trends in the inflation rate and related hedging derivative, which converted the exposure to a floating rate (the total value of the embedded derivative is offset by the value of the hedging derivative).
Information on the FCA Group's risk management strategy and additional information on the its hedging activities is provided in Note 30, Qualitative and quantitative information on financial risks.